STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	3 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011 Y
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.23%	1.96%
Expected life of options (in years)	2.7	2.5
Expected volatility of the Company's share price (as a percent)	37.50%	34.60%
Expected dividend yield (as a percent)	2.17%	0.88%